Risk management and financial instruments	12 Months Ended
Dec. 31, 2011
Risk management and financial instruments [Abstract]
Risk management and financial instruments
Note 31 – Risk management and financial instruments

The majority of our gross earnings from rigs and vessels are receivable in US dollars and the majority of our other transactions, assets and liabilities are denominated in US dollars, the functional currency of the Company. However, the Company has operations and assets in a number of countries worldwide and incurs expenditures in other currencies, causing its results from operations to be affected by fluctuations in currency exchange rates, primarily relative to the US dollar. The Company is also exposed to changes in interest rates on floating interest rate debt, and to the impact of changes in currency exchange rates on NOK denominated debt. There is thus a risk that currency and interest rate fluctuations will have a negative effect on the value of the Company's cash flows.

Interest rate risk management

The Company's exposure to interest rate risk relates mainly to its floating interest rate debt and balances of surplus funds placed with financial institutions. This exposure is managed through the use of interest rate swaps and other derivative arrangements. The Company's ambition is to obtain the most favorable interest rate borrowings available without increasing its foreign currency exposure. Surplus funds are generally placed in fixed deposits with reputable financial institutions, yielding higher returns than are available on overnight deposits in banks. Such deposits generally have short-term maturities, in order to provide the Company with flexibility to meet all requirements for working capital and capital investments. The extent to which the Company utilizes interest rate swaps and other derivatives to manage its interest rate risk is determined by the net debt exposure and its views on future interest rates.

Interest rate swap agreements not qualified as hedge accounting

At December 31, 2011, the Company had interest rate swap agreements with an outstanding principal of $4,738 million (2010: $2,706 million). In addition, the Company had outstanding cross currency interest rate swaps at December 31, 2011 with a principal amount of $34 million (2010: $174 million) These agreements do not qualify for hedge accounting, and accordingly any changes in the fair values of the swap agreements are included in the Consolidated Statement of Operations under "Gain/(loss) on derivative financial instruments". The combined total fair value of the interest rate swaps and cross currency interest swaps outstanding December 31, 2011 amounted to a liability of $345 million (2010: a liability of $145 million).

The Company's interest rate swap and cross currency interest rate swap agreements as at December 31, 2011, were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
50	3 month LIBOR	4.63%	May 2005 - May 2015
34 (NOK 220 mill)	3 month NIBOR+1.2%	3 month LIBOR+1.3%	Sept 2005 - Sept 2012
300	3 month LIBOR	3.16%	Dec 2008 - Dec 2018
150	3 month LIBOR	3.34%	June 2013 - June 2018
150	3 month LIBOR	3.30%	June 2013 - June 2018
200	3 month LIBOR	2.83%	Jan 2011 - Jan 2018
200	3 month LIBOR	3.27%	Mar 2013 - Mar 2018
350	3 month LIBOR	3.80%	Sep 2011 - Sep 2017
300	3 month LIBOR	3.54%	Sep 2011 - Jun 2017
88	6 month LIBOR	3.83%	Mar 2008 - Sep 2016
350	3 month LIBOR	3.36%	Sep 2011 - Sep 2016
100	3 month LIBOR	2.22%	Jan 2011 - Jan 2016
100	3 month LIBOR	2.24%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
250	3 month LIBOR	2.71%	May 2009 - May 2014
250	3 month LIBOR	2.62%	May 2009 - May 2014
500	3 month LIBOR	2.06%	Mar 2009 - Mar 2014
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
200	3 month LIBOR	2.57%	June 2012 - June 2017
100	3 month LIBOR	2.56%	June 2012 - June 2017
100	3 month LIBOR	2.74%	May 2012 - May 2017
200	3 month LIBOR	2.14%	May 2011 - Jan 2016
200	3 month LIBOR	2.14%	May 2011 - Jan 2016

The counterparties to the above agreements are DnBNOR Bank ASA, Swedbank AB, Fokus Bank, ABN Amro and ING Bank N.V. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are banks which have all provided loan finance to us and the interest rate swaps are related to those financing arrangements.

Interest rate hedge accounting

Two of the Ship Finance subsidiaries consolidated by the Company as VIE's have entered into interest rate swaps in order to mitigate the Company's exposure to variability in cash flows for future interest payments on the loans taken out to finance the acquisition of West Polaris and West Taurus.  These interest rate swaps qualify for hedge accounting and any changes in their fair value are included in "Other comprehensive income/loss". Below is a summary of the notional amounts, fixed interest rates payable and durations of these interest rate swaps.

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
470 (West Polaris )	1 month LIBOR	3.89%	July 2008 - Oct 2012
518 (West Taurus)	1 month LIBOR	2.19%	Dec 2008 - Aug 2013

In the year ended December 31, 2011 the above two VIE Ship Finance subsidiaries recorded fair value gains of $20 million on their interest rate swaps. These gains were recorded by those VIEs as "Other comprehensive income" but due to their ownership by Ship Finance these gains are allocated to "Non-controlling interest" in our equity statement.

Any change in fair value resulting from hedge ineffectiveness is recognized immediately in earnings. The two VIEs  and therefore the Company, did not recognize any gain or loss due to hedge ineffectiveness in the consolidated financial statements during the years ended December 31, 2011, 2010 and 2009 relating to derivative financial instruments.

Foreign currency risk management

The Company uses foreign currency forward contracts and other derivatives to manage its exposure to foreign currency risk on certain assets, liabilities and future anticipated transactions. Such derivative contracts do not qualify for hedge accounting treatment and are recorded in the balance sheet under receivables if the contracts have a net positive fair value, and under other short-term liabilities if the contracts have a net negative fair value. At December 31, 2011, the Company had forward contracts and cross currency interest rate swaps to sell approximately $264 million between January 2012 and November 2012 at exchange rates ranging from NOK5.75 to NOK6.40 per US dollar. The total fair value of currency forward contracts December 31, 2011 amounted to minus $3 million (2010: $3 million unrealized gain).

Total Return Swap Agreements

In June and July 2008, the Company entered into Total Return Swap ("TRS") agreements with a total of 4,500,000 common shares in Seadrill as underlying security. The agreements were scheduled to expire in December 2008 and the initially agreed reference prices were in a range of NOK141.2 to NOK157.8 per share. In November 2008, these agreements were terminated and simultaneously a new TRS agreement with 4,500,000 common shares in Seadrill as underlying security was entered into. This agreement was scheduled to expire in February 2009 and the agreed reference price was NOK56.7 per share. In February 2009, the contract was extended to August 2009 and the new reference price was NOK61.3 per share. In August 2009, the contract was settled and simultaneously a new TRS agreement with 4,500,000 shares in Seadrill as underlying security was entered into. This agreement expired in February 2010 and the agreed reference price was NOK98.44 per share.

In February 2010, these agreements were settled and the Company simultaneously entered a new TRS agreement for 3,500,000 of common shares in Seadrill with an agreed reference price of NOK125.70 per share and an expiration date in February 2011. In September 2010, the Company partly settled the TRS agreement and reduced the number of underlying Seadrill Limited shares by 750,000 shares from 3,500,000 shares to 2,750,000 common shares.

In January 2011, the Company partly settled the TRS agreement and further reduced the number of underlying Seadrill Limited shares by 750,000 shares from 2,750,000 to 2,000,000 common shares.

In September 2011, the contract was settled and simultaneously a new TRS agreement with 2,000,000 Seadrill Limited shares as underlying security was entered into. This agreement expires in March 2012 and the agreed reference price was NOK177.21 per share.

The total realized and unrealized gain relating to TRS agreements in 2011 amounted to $5 million (2010 $27 million).

Credit risk

The Company has financial assets, including cash and cash equivalents, marketable securities, other receivables and certain amounts receivable on derivative instruments, mainly forward exchange contracts and interest rate swaps. These assets expose the Company to credit risk arising from possible default by the counterparty. The Company considers the counterparties to be creditworthy financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The Company, in the normal course of business, does not demand collateral. The credit exposure of interest rate swap agreements, currency option contracts and foreign currency contracts is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements. It is the Company's policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give the Company the legal right to discharge all or a portion of amounts owed to a counterparty by offsetting them against amounts that the counterparty owes to the Company.

Fair values

The carrying value and estimated fair value of the Company's financial instruments at December 31, 2011 and December 31, 2010 are as follows:

	December 31, 2011		December 31, 2010
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	483	483	755	755
Restricted cash	482	482	460	460
Current portion of long-term debt	1,419	1,419	981	981
Long-term portion of floating rate debt	7,711	7,711	6,509	6,509
Long term portion of fixed rate CIRR loans	250	250	305	305
Fixed interest convertible bonds	735	545	1,535	1,287

The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value.

The fair value of the current and long-term portion of floating rate debt is estimated to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. This debt is not freely tradable and cannot be purchased by the Company at prices other than the outstanding balance plus accrued interest.

The fair value of the long-term portion of the fixed rate CIRR loans is equal to the carrying value, as they are matched with equal balances of restricted cash.

The convertible bonds are freely tradable and their fair value has been set equal to the price at which they were traded at on December 31, 2011 and 2010.

Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	24	4	-	20
TRS equity swap contracts	11	-	11	-
Other derivative instruments – short term receivable	3	1	2	-
Total assets	38	5	13	20
Liabilities:
Interest rate swap contracts – short term payable	372	-	372	-
Currency forward contracts – short term payable	3		3
Other derivative instruments – short term payable	39		39
Total liabilities	414	-	414	-

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions of US dollar)	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	598	554	-	44
Currency forward contracts – short term receivable	3	-	3	-
TRS equity swap contracts	38	-	38	-
Other derivative instruments – short term receivable	7	7	-	-
Total assets	646	561	41	44
Liabilities:
Interest rate swap contracts – short term payables	144	-	144	-
Total liabilities	144	-	144	-

Roll forward of fair value measurements using unobservable inputs (Level 3):

(In US$ millions)
Beginning balance January 1, 2011	44
Realization	(22)
Purchase	13
Changes in fair value of bonds	(15)
Closing balance December 31, 2011	20

ASC Topic 820 Fair Value Measurement and Disclosures (formerly FAS 157) emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level one input utilizes unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level two inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level two inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level three inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Quoted market prices are used to estimate the fair value of marketable securities, which are valued at fair value on a recurring basis.

The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

The fair values of interest rate swaps and forward exchange contracts are calculated using well-established independent valuation techniques applied to contracted cash flows and LIBOR and NIBOR interest rates as of December 31, 2011.

The fair value of other derivative instruments is calculated using the closing prices of the underlying securities, dividends paid since inception and the interest charged by the counterparty.

Retained Risk

a) Physical Damage Insurance

The Company retains the risk, through self-insurance, for the deductibles relating to physical damage insurance on the Company's rig fleet, currently a maximum of $5 million per occurrence.

b) Loss of Hire Insurance

The Company purchases insurance to cover the Deepwater rigs, 3 semi tenders and the North Atlantic fleet for loss of revenue in the event of extensive downtime caused by physical damage, where such damage is covered under the Company's physical damage insurance. The Company's self-insured retentions under the loss of hire insurance are up to 60 days after the occurrence of the physical damage. Thereafter, under the terms of the insurance, the Company is compensated for loss of revenue for a period ranging from 210 days up to 290 days. The Company retains the risk that the repair of physical damage takes longer than the total number of days in the loss of hire policy.

Concentration of risk

The Company has financial assets, including cash and cash equivalents, marketable securities, other receivables and certain derivative instrument receivable amounts. These other assets expose the Company to credit risk arising from possible default by the counterparty. There is also a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with DnB NOR Bank ASA, Nordea Bank Finland Plc, Fokus Bank, and ING Bank N.V. The Company considers these risks to be remote.

In the year ended December, 31, 2011, 17% of the Company's contract revenues were received from Petroleo Brasileiro S.A ("Petrobras") (2010: 17%), 15% from Total S.A Group ("Total") (2010: 10%), 10% from Exxon Mobil Corp ("Exxon") (2010: 7%), 10% from Royal Dutch Shell Group ("Shell") (2010: 9%) and 7% from Statoil ASA ("Statoil": 15%).  There is thus a concentration of revenue risk towards Petrobras, Total, Exxon, Shell and Statoil.